UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
           --------------------------------------------------
Address:    444 Madison Avenue 24th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz              New York, New York     May 15, 2012
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          39
                                               -------------

Form 13F Information Table Value Total:         $367,232
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC   COM            007903107    1,212   151,100 SH       SOLE                  151,100      0    0
AMAZON COM INC               COM            023135106    5,832    28,800 SH       SOLE       CALL        28,800      0    0
APPLE INC                    COM            37833100    24,415    40,723 SH       SOLE                   40,723      0    0
AUTOZONE INC                 COM            053332102   14,970    40,263 SH       SOLE                   40,263      0    0
BEST BUY INC                 COM            086516101    5,643   240,000 SH       SOLE       CALL       240,000      0    0
CENTURYLINK INC              COM            156700106   10,527   272,377 SH       SOLE                  272,377      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117m305   14,670   231,200 SH       SOLE                  231,200      0    0
CINEMARK HOLDINGS INC        COM            17243v102   11,607   528,801 SH       SOLE                  528,801      0    0
CLEARWIRE CORP NEW           CL A           18538q105    8,637 3,787,943 SH       SOLE                3,787,943      0    0
COMCAST CORP NEW             CL A           20030n101   18,834   759,600 SH       SOLE                  759,600      0    0
CROWN CASTLE INTL CORP       COM            228227104   16,979   318,313 SH       SOLE                  318,313      0    0
CUMULUS MEDIA INC            CL A           231082108    1,285   368,091 SH       SOLE                  368,091      0    0
DIRECTV                      COM CL A       25490a101   13,682   277,300 SH       SOLE                  277,300      0    0
DISH NETWORK CORP            CL A           25470m109    3,978   120,800 SH       SOLE       CALL       120,800      0    0
DREAMWORKS ANIMATION SKG INC CL A           26153c103    5,017   271,900 SH       SOLE       CALL       271,900      0    0
EARTHLINK INC                COM            270321102    2,548   318,879 SH       SOLE                  318,879      0    0
ECHOSTAR CORP                CL A           278768106    9,531   338,700 SH       SOLE                  338,700      0    0
FLEXTRONICS INTL LTD         ORD            y2573f102    2,835   392,700 SH       SOLE                  392,700      0    0
GAMESTOP CORP  NEW           CL A           36467w109    7,183   328,900 SH       SOLE       CALL       328,900      0    0
INTEL CORP                   COM            458140100   10,105   359,400 SH       SOLE                  359,400      0    0
INTERPUBLIC GROUP COS INC    COM            460690100    8,167   715,788 SH       SOLE                  715,788      0    0
INTERXION HOLDING N. V       SHS            n47279109    4,260   237,300 SH       SOLE                  237,300      0    0
KNOLOGY INC                  COM            499183804    6,152   338,046 SH       SOLE                  338,046      0    0
LIBERTY GLOBAL INC           COM SER A      530555101    9,836   196,397 SH       SOLE                  196,397      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A  53071m104    6,862   359,476 SH       SOLE                  359,476      0    0
LIBERTY MEDIA CORPORATION    LIB CAP COM A  530322106   24,257   275,173 SH       SOLE                  275,173      0    0
LIVEPERSON INC               COM            538146101    9,670   576,624 SH       SOLE                  576,624      0    0
MICROSOFT CORP               COM            594918104   13,597   510,100 SH       SOLE                  510,100      0    0
QUALCOMM INC                 COM            747525103   17,284   254,107 SH       SOLE                  254,107      0    0
RESEARCH IN MOTION LTD       COM            760975102    1,776   120,800 SH       SOLE       CALL       120,800      0    0
RIGNET INC                   COM            766582100    9,385   535,347 SH       SOLE                  535,347      0    0
SCRIPPS E W CO OHIO          CL A NEW       811054402    5,163   523,104 SH       SOLE                  523,104      0    0
SIGNET JEWELERS LIMITED      SHS            g81276100   19,590   414,350 SH       SOLE                  414,350      0    0
SIRIUS XM RADIO INC          COM            82967n108    3,701 1,602,254 SH       SOLE                1,602,254      0    0
SONIC AUTOMOTIVE INC         CL A           83545g102   11,430   638,200 SH       SOLE                  638,200      0    0
TANGOE INC                   COM            87582y108      941    50,000 SH       SOLE                   50,000      0    0
THOR INDS INC                COM            885160101   11,475   363,600 SH       SOLE                  363,600      0    0
UNITED STATES OIL FUND LP    UNITS          91232n108    6,398   163,100 SH       SOLE                  163,100      0    0
VIACOM INC NEW               CL B           92553p201    7,798   198,521 SH       SOLE                  198,521      0    0
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